UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

  Principal                                                                   Effective
   Amount                                         Coupon       Maturity       Maturity           Value
----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--114.4%
----------------------------------------------------------------------------------------------------------
California--108.8%
$     5,000    ABAG Finance Authority for
               NonProfit Corporations COP          5.600%     11/01/2023     11/01/2005 1    $      5,054
----------------------------------------------------------------------------------------------------------
    250,000    ABAG Finance Authority for
               NonProfit Corporations COP
               (Lytton Gardens)                    6.000      02/15/2019     02/15/2008 1         270,148
----------------------------------------------------------------------------------------------------------
      5,000    ABAG Finance Authority for
               NonProfit Corporations
               (Civic Center Drive
               Apartments)                         5.875      03/01/2032     09/01/2009 1           5,211
----------------------------------------------------------------------------------------------------------
    260,000    ABAG Finance Authority for
               NonProfit Corporations,
               Series A                            0.000 4    04/20/2019     04/20/2012 1         114,421
----------------------------------------------------------------------------------------------------------
    105,000    Adelanto Improvement
               Agency, Series B                    5.500      12/01/2023     12/01/2004 1         106,348
----------------------------------------------------------------------------------------------------------
     75,000    Adelanto Public Financing
               Authority, Series B                 7.250      09/15/2015     03/15/2005 1          75,383
----------------------------------------------------------------------------------------------------------
     10,000    Alum Rock Union Elementary
               School District                     5.300      09/01/2021     09/01/2005 1          10,123
----------------------------------------------------------------------------------------------------------
     50,000    Bell Community Hsg.
               Authority (Mobile Home
               Parks)                              6.400      10/01/2025     10/01/2005 1          52,368
----------------------------------------------------------------------------------------------------------
     35,000    Berkeley Unified School
               District GO                         6.150      08/01/2012     02/01/2005 1          35,819
----------------------------------------------------------------------------------------------------------
    400,000    CA CDA (East Valley
               Tourist)                           11.000      10/01/2020     03/01/2007 2         405,936
----------------------------------------------------------------------------------------------------------
     10,000    CA County Tobacco
               Securitization Agency
               (TASC)                              5.750      06/01/2030     06/04/2012 3           8,950
----------------------------------------------------------------------------------------------------------
    100,000    CA County Tobacco
               Securitization Agency
               (TASC)                              5.875      06/01/2043     09/01/2019 3          86,162
----------------------------------------------------------------------------------------------------------
     25,000    CA Department of Veterans
               Affairs Home Purchase               5.100      12/01/2019     06/01/2005 1          25,132
----------------------------------------------------------------------------------------------------------
     60,000    CA Department of Veterans
               Affairs Home Purchase               5.500      12/01/2019     01/09/2012 1          64,150
----------------------------------------------------------------------------------------------------------
    100,000    CA Department of Water
               Resources (Center Valley)           5.250      07/01/2022     01/01/2005 1         100,155
----------------------------------------------------------------------------------------------------------
     25,000    CA Department of Water
               Resources (Center Valley)           5.400      07/01/2012     01/01/2005 1          25,071
----------------------------------------------------------------------------------------------------------
     10,000    CA Educational Facilities
               Authority (Cedars-Sinai
               Medical Center)                     6.125      12/01/2019     12/01/2009 1          11,010
----------------------------------------------------------------------------------------------------------
     35,000    CA Educational Facilities
               Authority (College of
               Osteopathic Medicine)               5.750      06/01/2018     06/01/2005 1          36,501
----------------------------------------------------------------------------------------------------------
     90,000    CA Educational Facilities
               Authority (University of
               Redlands)                           6.000      10/01/2025     10/01/2005 1          94,799
----------------------------------------------------------------------------------------------------------
     60,000    CA GO                               5.100      03/01/2010     03/02/2005 1          60,148
----------------------------------------------------------------------------------------------------------
     90,000    CA GO                               5.125      10/01/2017     04/01/2005 1          92,072
----------------------------------------------------------------------------------------------------------
     50,000    CA GO                               5.150      10/01/2019     10/01/2005 1          51,159
----------------------------------------------------------------------------------------------------------
     25,000    CA GO                               5.250      04/01/2018     04/01/2005 1          25,049
----------------------------------------------------------------------------------------------------------
     10,000    CA GO                               5.250      04/01/2019     04/01/2005 1          10,019
----------------------------------------------------------------------------------------------------------
     55,000    CA GO                               5.500      04/01/2019     04/01/2005 1          55,831
----------------------------------------------------------------------------------------------------------
     40,000    CA GO                               5.500      03/01/2020     03/01/2005 1          40,827
----------------------------------------------------------------------------------------------------------
    145,000    CA GO                               5.500      10/01/2022     04/01/2005 1         146,707
----------------------------------------------------------------------------------------------------------
     15,000    CA GO                               5.750      03/01/2015     03/01/2005 1          15,350
----------------------------------------------------------------------------------------------------------
     35,000    CA GO                               5.750      11/01/2017     05/01/2005 1          35,685
----------------------------------------------------------------------------------------------------------
     35,000    CA GO                               5.750      11/01/2017     11/01/2004 1          35,685
----------------------------------------------------------------------------------------------------------
      5,000    CA GO                               6.000      05/01/2018     05/01/2005 1           5,145
----------------------------------------------------------------------------------------------------------
     10,000    CA GO                               6.000      10/01/2021     04/01/2005 1          10,172
----------------------------------------------------------------------------------------------------------
    605,000    CA GO                               6.250      10/01/2019     04/01/2005 1         609,114
----------------------------------------------------------------------------------------------------------
     10,000    CA GO                               6.800      11/01/2008     11/01/2004 1          10,436
----------------------------------------------------------------------------------------------------------
    125,000    CA Golden State Tobacco
               Securitization Corp.                5.500      06/01/2019     06/01/2007 1         129,641
----------------------------------------------------------------------------------------------------------
    200,000    CA Golden State Tobacco
               Securitization Corp.                5.750      06/01/2021     06/01/2008 1         212,306
----------------------------------------------------------------------------------------------------------
  3,025,000    CA Golden State Tobacco
               Securitization Corp.                6.250      06/01/2033     09/11/2012 3       2,891,295
----------------------------------------------------------------------------------------------------------
    150,000    CA Golden State Tobacco
               Securitization Corp.                7.800      06/01/2042     06/01/2013 1         161,187
----------------------------------------------------------------------------------------------------------
  1,500,000    CA Golden State Tobacco
               Securitization Corp.                7.900      06/01/2042     06/01/2013 1       1,621,575
----------------------------------------------------------------------------------------------------------
    980,000    CA Golden State Tobacco
               Securitization Corp. (TASC)         7.875      06/01/2042     06/01/2013 1       1,057,841
----------------------------------------------------------------------------------------------------------
    135,000    CA Golden State Tobacco
               Securitization Corp. (TASC)         7.875      06/01/2042     06/01/2013 1         145,723
----------------------------------------------------------------------------------------------------------
     20,000    CA Health Facilities
               Financing Authority
               (Catholic Healthcare West),
               Series A                            6.000      07/01/2025     07/01/2008 1          21,586
----------------------------------------------------------------------------------------------------------
     10,000    CA Health Facilities
               Financing Authority
               (Children's Hospital)               5.750      07/01/2023     03/01/2005 1          10,217
----------------------------------------------------------------------------------------------------------
     25,000    CA Health Facilities
               Financing Authority
               (Community Program)                 7.200      01/01/2012     02/01/2005 1          25,285
----------------------------------------------------------------------------------------------------------
     25,000    CA Health Facilities
               Financing Authority
               (Mills-Peninsula Hospital)          5.750      01/15/2015     01/15/2005 1          25,705
----------------------------------------------------------------------------------------------------------
    500,000    CA Health Facilities
               Financing Authority
               (Scripps Research
               Institute), Series A                6.300      07/01/2009     01/01/2005 1         511,650
----------------------------------------------------------------------------------------------------------
     10,000    CA Health Facilities
               Financing Authority (Small
               Facilities Loan), Series A          6.700      03/01/2011     03/01/2005 1          10,027
----------------------------------------------------------------------------------------------------------
     50,000    CA HFA (Home Mtg.), Series B        5.150      02/01/2018     02/01/2010 1          52,213
----------------------------------------------------------------------------------------------------------
     30,000    CA HFA (Multifamily Hsg.)           5.450      08/01/2028     08/01/2010 1          30,955
----------------------------------------------------------------------------------------------------------
     10,000    CA HFA (Multifamily Hsg.)           5.950      08/01/2028     02/01/2009 1          10,355
----------------------------------------------------------------------------------------------------------
     55,000    CA HFA (Multifamily Hsg.)           6.050      08/01/2038     02/01/2009 1          56,939
----------------------------------------------------------------------------------------------------------
     25,000    CA HFA (Multifamily Hsg.)           6.300      08/01/2026     02/01/2008 1          25,862
----------------------------------------------------------------------------------------------------------
     15,000    CA HFA (Single Family
               Mtg.), Series A                     5.300      08/01/2018     02/01/2010 1          15,702
----------------------------------------------------------------------------------------------------------
     10,000    CA HFA (Single Family
               Mtg.), Series B                     6.200      08/01/2014     10/01/2007 1          10,104
----------------------------------------------------------------------------------------------------------
      5,000    CA HFA (Single Family
               Mtg.), Series D-2                   5.550      02/01/2022     02/01/2009 1           5,196
----------------------------------------------------------------------------------------------------------
    200,000    CA HFA, Series B                    7.125      08/01/2024     02/01/2005 1         206,704
----------------------------------------------------------------------------------------------------------
      5,000    CA HFA, Series B-1                  5.200      08/01/2011     08/01/2009 1           5,116
----------------------------------------------------------------------------------------------------------
     55,000    CA HFA, Series F                    6.100      08/01/2015     08/01/2007 1          56,568
----------------------------------------------------------------------------------------------------------
     20,000    CA HFA, Series Q                    5.850      08/01/2016     08/01/2009 1          20,790
----------------------------------------------------------------------------------------------------------
     10,000    CA Loan Purchasing Finance
               Authority                           5.600      10/01/2014     04/01/2005 1          10,082
----------------------------------------------------------------------------------------------------------
     30,000    CA Pollution Control
               Financing Authority
               (Sacramento Biosolids
               Facility)                           5.300      12/01/2017     12/01/2012 1          32,115
----------------------------------------------------------------------------------------------------------
    130,000    CA Pollution Control
               Financing Authority (San
               Diego Gas & Electric
               Company)                            5.850      06/01/2021     06/01/2005 1         131,630
----------------------------------------------------------------------------------------------------------
     20,000    CA Pollution Control
               Financing Authority
               (Southern California Edison
               Company)                            5.550      09/01/2031     09/01/2011 1          21,232
----------------------------------------------------------------------------------------------------------
    175,000    CA Pollution Control
               Financing Authority
               (Southern California Edison
               Company)                            6.000      07/01/2027     07/01/2005 1         175,483
----------------------------------------------------------------------------------------------------------
    425,000    CA Pollution Control
               Financing Authority
               (Southern California Edison
               Company)                            6.400      12/01/2024     12/01/2004 1         426,114
----------------------------------------------------------------------------------------------------------
    200,000    CA Pollution Control
               Financing Authority
               (Southern California Edison
               Company)                            6.400      12/01/2024     12/01/2004 1         204,380
----------------------------------------------------------------------------------------------------------
     20,000    CA Pollution Control
               Financing Authority
               (Southern California Water
               Company)                            5.500      12/01/2026     12/01/2005 1          20,440
----------------------------------------------------------------------------------------------------------
     25,000    CA Public Works (Department
               of Corrections)                     5.250      01/01/2021     01/01/2006 1          25,839
----------------------------------------------------------------------------------------------------------
     10,000    CA Public Works (Department
               of Corrections)                     5.500      06/01/2019     06/01/2006 1          10,230
----------------------------------------------------------------------------------------------------------
    200,000    CA Public Works (Department
               of Corrections)                     5.500      06/01/2019     12/01/2004 1         204,600
----------------------------------------------------------------------------------------------------------
     25,000    CA Public Works (Department
               of Food & Agriculture)              5.400      06/01/2013     06/01/2005 1          25,314
----------------------------------------------------------------------------------------------------------
     25,000    CA Public Works (Department
               of Justice Building)                5.625      05/01/2020     12/01/2004 1          25,693
----------------------------------------------------------------------------------------------------------
     15,000    CA Public Works (Dept. of
               Corrections-State Prison)           5.500      06/01/2019     06/01/2006 1          15,330
----------------------------------------------------------------------------------------------------------
    110,000    CA Public Works (State
               Universities)                       5.500      12/01/2018     12/01/2005 1         112,429
----------------------------------------------------------------------------------------------------------
     30,000    CA Public Works (State
               Universities)                       5.500      06/01/2021     12/01/2004 1          30,380
----------------------------------------------------------------------------------------------------------
    100,000    CA Statewide CDA (Bouquet
               Canyon)                             5.300      07/01/2018     07/01/2010 1         104,514
----------------------------------------------------------------------------------------------------------
     95,000    CA Statewide CDA (CA Odd
               Fellow Hsg.)                        5.375      10/01/2013     10/01/2005 1          96,066
----------------------------------------------------------------------------------------------------------
     25,000    CA Statewide CDA (CA Odd
               Fellow Hsg.)                        5.500      10/01/2023     10/01/2005 1          25,235
----------------------------------------------------------------------------------------------------------
    400,000    CA Statewide CDA (Fairfield
               Apartments)                         6.500      01/01/2016     10/10/2011 2         406,464
----------------------------------------------------------------------------------------------------------
     40,000    CA Statewide CDA COP
               (Motion Picture & TV Fund)          5.375      01/01/2020     01/01/2005 1          40,891
----------------------------------------------------------------------------------------------------------
     25,000    CA Statewide CDA COP (Salk
               Institute for Biological
               Studies)                            6.200      07/01/2024     01/01/2005 1          25,591
----------------------------------------------------------------------------------------------------------
    500,000    CA Statewide CDA COP INFLOS         9.630 5    10/01/2011     03/15/2010 3         629,060
----------------------------------------------------------------------------------------------------------
     35,000    CA Statewide Financing
               Authority Tobacco
               Settlement (TASC)                   5.625      05/01/2029     07/30/2010 3          32,009
----------------------------------------------------------------------------------------------------------
     25,000    CA Valley Health System COP         6.875      05/15/2023     01/06/2016 3          25,014
----------------------------------------------------------------------------------------------------------
    295,000    CA Valley Health System,
               Series A                            6.500      05/15/2025     05/15/2008 1         307,989
----------------------------------------------------------------------------------------------------------
     90,000    CA Veterans GO, Series BH           5.500      12/01/2024     12/01/2005 1          90,833
----------------------------------------------------------------------------------------------------------
    135,000    CA Veterans GO, Series BH           5.600      12/01/2032     12/01/2005 1         135,841
----------------------------------------------------------------------------------------------------------
     50,000    CA Veterans GO, Series BP           5.500      12/01/2026     12/01/2004 1          50,023
----------------------------------------------------------------------------------------------------------
     10,000    CA Veterans GO, Series BT           5.100      12/01/2013     12/01/2006 1          10,198
----------------------------------------------------------------------------------------------------------
    140,000    CA Veterans GO, Series BX           5.500      12/01/2031     06/01/2007 1         143,139
----------------------------------------------------------------------------------------------------------
     15,000    CA Veterans GO, Series BZ           5.350      12/01/2021     06/01/2008 1          15,439
----------------------------------------------------------------------------------------------------------
     50,000    CA Water Resource Devel.
               GO, Series N                        5.500      06/01/2011     06/02/2005 1          50,141
----------------------------------------------------------------------------------------------------------
    285,000    Calaveras County Special
               Tax Community Facilities
               District No. 2                      7.000      09/01/2026     09/01/2011 1         307,991
----------------------------------------------------------------------------------------------------------
     85,000    Castaic Union School
               District                            8.500      10/01/2013     04/01/2005 1          85,779
----------------------------------------------------------------------------------------------------------
      5,000    Central CA Joint Powers
               Health Financing Authority
               COP (FCH/CCH/SCH/
               CALC/SMCH Obligated
               Group)                              5.500      02/01/2015     02/01/2005 1           5,012
----------------------------------------------------------------------------------------------------------
     15,000    Clayton Redevel. Agency             5.500      08/01/2024     02/01/2005 1          15,273
----------------------------------------------------------------------------------------------------------
    595,000    Coalinga Regional Medical
               Center COP                          5.000      09/01/2014     09/01/2008 3         589,175
----------------------------------------------------------------------------------------------------------
     95,000    Contra Costa County
               Multifamily Hsg. (Crescent
               Park Apartments)                    7.800      12/20/2014     06/20/2005 1          99,972
----------------------------------------------------------------------------------------------------------
     20,000    Culver City Unified School
               District GO                         5.700      08/01/2025     08/01/2007 1          21,691
----------------------------------------------------------------------------------------------------------
     15,000    El Centro Redevel. Agency           5.500      11/01/2026     11/01/2008 1          16,128
----------------------------------------------------------------------------------------------------------
    145,000    Emeryville Public Financing
               Authority                           6.200      09/01/2025     09/01/2006 1         149,798
----------------------------------------------------------------------------------------------------------
     85,000    Fontana Public Finance
               Authority, Series A                 5.625      09/01/2024     09/01/2005 1          87,159
----------------------------------------------------------------------------------------------------------
      5,000    Horicon Elementary School
               District                            6.100      08/01/2021     08/01/2007 1           5,236
----------------------------------------------------------------------------------------------------------
     10,000    Indian Wells Redevel.
               Agency Tax Allocation               5.375      12/01/2022     12/01/2005 1          10,514
----------------------------------------------------------------------------------------------------------
    250,000    Lake Elsinore Public
               Financing Authority, Series F       7.100      09/01/2020     09/01/2007 1         272,250
----------------------------------------------------------------------------------------------------------
     75,000    Lancaster Redevel. Agency
               Tax Allocation (Fire
               Protection)                         5.750      08/01/2023     02/01/2005 1          76,461
----------------------------------------------------------------------------------------------------------
    120,000    Loma Linda Hospital (Loma
               Linda University Medical
               Center)                             5.375      12/01/2022     12/01/2004 1         123,259
----------------------------------------------------------------------------------------------------------
    150,000    Long Beach Harbor
               Department                          5.375      05/15/2020     05/15/2007 1         154,980
----------------------------------------------------------------------------------------------------------
     10,000    Los Angeles County Public
               Works Financing Authority           5.250      12/01/2016     12/01/2004 1          10,228
----------------------------------------------------------------------------------------------------------
     10,000    Los Angeles Department of
               Airports (Ontario
               International Airport)              6.000      05/15/2026     05/15/2006 1          10,550
----------------------------------------------------------------------------------------------------------
      5,000    Los Angeles Hsg.
               (Multifamily)                       5.750      01/01/2024     01/01/2006 1           5,060
----------------------------------------------------------------------------------------------------------
     25,000    Los Angeles Mtg. (Section 8)        5.350      07/01/2022     01/01/2005 1          25,018
----------------------------------------------------------------------------------------------------------
    100,000    Los Angeles Regional
               Airports Improvement Corp.
               (Laxfuel Corp.)                     5.250      01/01/2023     01/01/2012 1         103,033
----------------------------------------------------------------------------------------------------------
     20,000    Los Angeles Regional
               Airports Improvement Corp.
               (Laxfuel Corp.)                     6.375      01/01/2024     01/01/2005 1          20,467
----------------------------------------------------------------------------------------------------------
    210,000    Los Angeles Single Family
               Mtg. (Government National
               Mortgage Assn. & FNMA Mtg.
               Backed), Series A                   6.875      06/01/2025     12/01/2004 1         210,088
----------------------------------------------------------------------------------------------------------
     35,000    M-S-R Public Power Agency
               (San Juan)                          6.000      07/01/2022     01/01/2005 1          35,427
----------------------------------------------------------------------------------------------------------
    115,000    Montclair Redevel. Agency
               Tax Allocation (Redevel.
               Project Area III)                   5.500      12/01/2027     12/01/2006 1         123,919
----------------------------------------------------------------------------------------------------------
     10,000    Monterey County COP
               (Sheriffs Facility)                 5.000      12/01/2014     12/01/2005 1          10,125
----------------------------------------------------------------------------------------------------------
     10,000    Monterey Joint Powers
               Financing Authority
               (Materials Recovery
               Facilities)                         5.500      03/01/2010     03/01/2005 1          10,168
----------------------------------------------------------------------------------------------------------
     20,000    Monterey Joint Powers
               Financing Authority
               (Materials Recovery
               Facilities)                         5.600      03/01/2012     03/01/2005 1          20,430
----------------------------------------------------------------------------------------------------------
     50,000    Monterey Joint Powers
               Financing Authority
               (Materials Recovery
               Facilities)                         5.600      03/01/2013     03/01/2005 1          51,194
----------------------------------------------------------------------------------------------------------
     20,000    Monterey Joint Powers
               Financing Authority
               (Materials Recovery
               Facilities)                         5.700      03/01/2015     03/01/2005 1          20,575
----------------------------------------------------------------------------------------------------------
     20,000    Monterey Joint Powers
               Financing Authority
               (Materials Recovery
               Facilities)                         5.700      03/01/2016     03/01/2005 1          20,624
----------------------------------------------------------------------------------------------------------
     55,000    Moreno Valley Special Tax
               (Towngate Community
               Facilities)                         6.125      12/01/2021     12/01/2004 1          55,212
----------------------------------------------------------------------------------------------------------
     25,000    Morgan Hill Redevel. Agency
               (LaCrosse Village)                  6.450      12/01/2027     12/01/2005 1          26,139
----------------------------------------------------------------------------------------------------------
     25,000    Norwalk Community
               Facilities Financing
               Authority, Series B                 7.400      09/15/2025     09/15/2005 1          26,370
----------------------------------------------------------------------------------------------------------
    200,000    Oakland GO                          5.875      06/15/2019     06/15/2005 1         209,030
----------------------------------------------------------------------------------------------------------
     10,000    Oakland GO                          6.000      06/15/2017     06/15/2005 1          10,200
----------------------------------------------------------------------------------------------------------
     50,000    Olivenhain Municipal Water
               District Bond Act 1915              5.450      09/02/2027     09/02/2009 1          51,998
----------------------------------------------------------------------------------------------------------
     40,000    Palm Desert Financing
               Authority Various
               Assessment & Community
               Facilities Districts                6.000      10/01/2020     10/01/2009 1          41,363
----------------------------------------------------------------------------------------------------------
     40,000    Palm Springs Unified School
               District GO                         5.300      02/01/2017     02/01/2005 1          41,143
----------------------------------------------------------------------------------------------------------
     15,000    Paramount Multifamily Hsg.
               (Prince Twin Towers
               Property)                           5.700      02/20/2033     08/20/2009 1          15,403
----------------------------------------------------------------------------------------------------------
    125,000    Pittsburg Infrastructure
               Financing Authority, Series B       6.000      09/02/2024     09/02/2010 1         128,800
----------------------------------------------------------------------------------------------------------
     25,000    R.E. Badger Water
               Facilities Financing
               Authority                           5.750      10/01/2024     10/01/2007 1          27,519
----------------------------------------------------------------------------------------------------------
    590,000    Riverside County Public
               Financing Authority
               Improvement Bond Act of
               1915 (Rancho Village)               6.250      09/02/2013     08/12/2010 2         633,542
----------------------------------------------------------------------------------------------------------
    110,000    Rosemead Redevel. Agency            5.600      10/01/2033     10/01/2005 1         110,682
----------------------------------------------------------------------------------------------------------
    750,000    Roseville Woodcreek West
               Community Facility                  6.700      09/01/2025     09/01/2011 1         798,488
----------------------------------------------------------------------------------------------------------
     10,000    Sacramento City Financing
               Authority                           6.500      11/01/2004     11/01/2004            10,003
----------------------------------------------------------------------------------------------------------
     50,000    Sacramento County Airport
               System, Series A                    5.900      07/01/2024     07/01/2006 1          53,254
----------------------------------------------------------------------------------------------------------
     60,000    Sacramento Improvement Bond
               Act (Willowcreek II)                6.700      09/02/2022     03/02/2005 1          62,147
----------------------------------------------------------------------------------------------------------
    205,000    Sacramento Special Tax
               (Community Facilities
               District No. 97-1)                  6.750      09/01/2027     09/01/2005 1         214,317
----------------------------------------------------------------------------------------------------------
     85,000    Salinas Redevel. Agency Tax
               Allocation (Central City
               Revitalization)                     5.500      11/01/2023     11/01/2008 1          91,785
----------------------------------------------------------------------------------------------------------
    105,000    San Bernardino County COP
               (Medical Center)                    5.500      08/01/2024     08/01/2006 1         106,719
----------------------------------------------------------------------------------------------------------
     75,000    San Bernardino Joint Powers
               Financing Authority
               (California Department of
               Transportation Lease)               5.500      12/01/2020     12/01/2007 1          78,295
----------------------------------------------------------------------------------------------------------
     20,000    San Diego County Hsg.
               (Orange Glen Apartments)            6.150      08/01/2020     08/01/2005 1          20,656
----------------------------------------------------------------------------------------------------------
     50,000    San Diego Industrial Devel.
               (San Diego Gas & Electric
               Company)                            5.900      06/01/2018     12/01/2004 1          50,654
----------------------------------------------------------------------------------------------------------
     15,000    San Diego Industrial Devel.
               (San Diego Gas & Electric
               Company)                            5.900      09/01/2018     09/01/2005 1          15,174
----------------------------------------------------------------------------------------------------------
    100,000    San Diego Public Facilities
               Financing Authority                 5.000      05/15/2025     05/15/2007 1         102,153
----------------------------------------------------------------------------------------------------------
     25,000    San Diego Public Facilities
               Financing Authority                 5.250      05/15/2020     05/15/2005 1          25,313
----------------------------------------------------------------------------------------------------------
     40,000    San Diego Sewer                     5.000      05/15/2023     05/15/2005 1          40,471
----------------------------------------------------------------------------------------------------------
     50,000    San Diego Sewer, Series A           5.250      05/15/2020     05/15/2005 1          50,610
----------------------------------------------------------------------------------------------------------
     50,000    San Francisco City & County
               Airports Commission                 5.500      05/01/2015     05/01/2008 1          53,479
----------------------------------------------------------------------------------------------------------
     20,000    San Francisco City & County
               Airports Commission                 5.500      05/01/2026     05/01/2007 1          20,836
----------------------------------------------------------------------------------------------------------
     50,000    San Francisco City & County
               Airports Commission                 5.500      05/01/2026     05/01/2007 1          52,090
----------------------------------------------------------------------------------------------------------
    230,000    San Francisco City & County
               Airports Commission                 5.625      05/01/2021     05/01/2008 1         242,397
----------------------------------------------------------------------------------------------------------
    110,000    San Francisco City & County
               Airports Commission                 5.750      05/01/2020     05/01/2005 1         112,620
----------------------------------------------------------------------------------------------------------
     20,000    San Francisco City & County
               Airports Commission                 5.900      05/01/2025     05/01/2005 1          20,511
----------------------------------------------------------------------------------------------------------
     90,000    San Francisco City & County
               Redevel. Agency                     6.750      07/01/2025     01/01/2005 1          92,165
----------------------------------------------------------------------------------------------------------
     10,000    San Francisco City & County
               Redevel. Agency (FHA
               Insured-Section 8)                  6.850      07/01/2024     01/01/2005 1          10,025
----------------------------------------------------------------------------------------------------------
     40,000    San Francisco City & County
               Redevel. Agency (South
               Beach)                              5.700      03/01/2029     03/01/2006 1          40,497
----------------------------------------------------------------------------------------------------------
    100,000    San Gabriel Valley Schools
               Financing Authority (Pomona
               Unified School District)            5.875      02/01/2021     02/01/2006 1         101,781
----------------------------------------------------------------------------------------------------------
     50,000    San Jacinto Redevel. Agency         6.250      12/01/2023     12/01/2005 1          50,567
----------------------------------------------------------------------------------------------------------
     70,000    San Jose Finance Authority,
               Series B                            5.625      11/15/2018     11/15/2004 1          70,214
----------------------------------------------------------------------------------------------------------
     10,000    San Jose Redevel. Agency
               Tax Allocation                      5.000      08/01/2020     02/01/2006 1          10,116
----------------------------------------------------------------------------------------------------------
      5,000    San Jose-Santa Clara Water
               Financing Authority                 5.375      11/15/2020     11/15/2005 1           5,202
----------------------------------------------------------------------------------------------------------
     25,000    San Pablo Redevel. Agency           6.000      12/01/2017     12/01/2004 1          25,591
----------------------------------------------------------------------------------------------------------
     25,000    San Pablo Redevel. Agency
               (Tax Allocation-Merged
               Project Area)                       5.250      12/01/2023     12/01/2006 1          25,558
----------------------------------------------------------------------------------------------------------
     50,000    Santa Cruz Sewer (Secondary
               Wastewater Treatment)               5.700      11/01/2023     11/01/2004 1          50,151
----------------------------------------------------------------------------------------------------------
    990,000    Santaluz Special Tax
               Community Facilities
               District No. 2                      6.375      09/01/2030     09/01/2007 1       1,009,394
----------------------------------------------------------------------------------------------------------
    200,000    South Tahoe Joint Powers
               Financing Authority                 6.000      10/01/2028     10/01/2005 1         209,916
----------------------------------------------------------------------------------------------------------
    200,000    Southern CA Public Power
               Authority                           5.500      07/01/2020     01/01/2005 1         200,294
----------------------------------------------------------------------------------------------------------
     70,000    Southern CA Public Power
               Authority                           5.500      07/01/2020     01/01/2005 1          70,188
----------------------------------------------------------------------------------------------------------
      5,000    Southern CA Public Power
               Authority                           5.500      07/01/2020     01/01/2005 1           5,006
----------------------------------------------------------------------------------------------------------
     85,000    Southern CA Public Power
               Authority                           6.000      07/01/2018     01/01/2005 1          85,817
----------------------------------------------------------------------------------------------------------
    250,000    Southern CA Public Power
               Authority                           7.000      07/01/2009     01/01/2005 1         255,088
----------------------------------------------------------------------------------------------------------
    750,000    Tejon Ranch Public
               Facilities Finance
               Authority Special Tax
               (Community Facilities
               District No.1)                      7.200      09/01/2030     03/01/2005 1         775,080
----------------------------------------------------------------------------------------------------------
     50,000    Tracy Community Facilities
               District Special Tax (Plan
               C Properties)                       5.700      08/01/2023     08/02/2010 1          51,464
----------------------------------------------------------------------------------------------------------
     30,000    Tracy COP (Community Park &
               Civic Center)                       6.625      03/01/2018     03/01/2005 1          30,218
----------------------------------------------------------------------------------------------------------
     20,000    Tri-City Hospital District          6.000      02/01/2022     02/01/2005 1          20,228
----------------------------------------------------------------------------------------------------------
     45,000    Turlock Health Facilities
               COP (Emanuel Medical
               Center)                             5.625      10/15/2013     10/15/2005 1          45,494
----------------------------------------------------------------------------------------------------------
    125,000    Washington Township
               Hospital District                   5.500      07/01/2018     07/01/2005 1         126,045

                                                                                             ------------
                                                                                               23,379,476
U.S. Possessions--5.6%
    180,000    Puerto Rico HBFA                    6.250      04/01/2029     04/01/2006 1         184,993
----------------------------------------------------------------------------------------------------------
      5,000    Puerto Rico HFC                     7.300      10/01/2006     04/01/2005 1           5,016
----------------------------------------------------------------------------------------------------------
      5,000    Puerto Rico HFC                     7.500      10/01/2015     04/01/2005 1           5,010
----------------------------------------------------------------------------------------------------------
    200,000    Puerto Rico Highway &
               Transportation Authorty             5.000      07/01/2022     07/01/2005 1         200,814
----------------------------------------------------------------------------------------------------------
     40,000    Puerto Rico Port Authority,
               Series D                            6.000      07/01/2021     01/01/2005 1          40,580
----------------------------------------------------------------------------------------------------------
    570,000    Puerto Rico Port Authority,
               Series D                            7.000      07/01/2014     01/01/2005 1         578,778
----------------------------------------------------------------------------------------------------------
    125,000    University of Puerto Rico,
               Series O                            5.375      06/01/2030     06/01/2006 1         128,230
----------------------------------------------------------------------------------------------------------
     50,000    V.I. Public Finance
               Authority,
               Series A                            5.500      10/01/2022     10/01/2008 1          51,611
                                                                                             -------------
                                                                                                1,195,032
----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $24,312,754)                                    114.4%       24,574,508
----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                             (14.4)       (3,086,908)
                                                                           -------------------------------
Net Assets                                                                        100.0%     $ 21,487,600
                                                                           ===============================

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Optional call date; corresponds to the most conservative yield calculation.

2. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

3. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

4. Represents a zero coupon bond.

5. Represents the current interest rate for a variable rate bond known as an "inverse floater."



Summary of Ratings    October 31, 2004

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        27.3%
AA                                                                          4.2
A                                                                          15.6
BBB                                                                        49.5
BB                                                                          0.4
B                                                                           0.1
Not Rated                                                                   2.9
                                                                      ----------
TOTAL                                                                     100.0%
                                                                      ==========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG       Association of Bay Area Governments
CALC       Community Alzheimer's Living Center
CDA        Communities Development Authority
CH         Convalescent Hospital
CCH        Clovis Community Hospital
COP        Certificates of Participation
FCH        Fresno Community Hospital
FHA        Federal Housing Agency
FNMA       Federal National Mortgage Association
GO         General Obligation
HBFA       Housing Bank and Finance Agency
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
INFLOS     Inverse Floating Rate Securities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
SCH        Sierra Community Hospital
SMCH       Sierra Meadows Convalescent
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:



INDUSTRY                                                   VALUE         PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                                    $ 6,004,738         24.4%
Special Tax                                              3,833,018         15.6
Hospital/Health Care                                     2,317,008          9.4
Special  Assessment                                      2,048,014          8.3
General Obligation                                       1,987,434          8.1
Municipal Leases                                         1,512,077          6.2
Multifamily Housing                                      1,468,598          6.0
Marine/Aviation Facilities                               1,463,574          6.0
Pollution Control                                          859,323          3.5
Electric Utilities                                         651,819          2.7
Single Family Housing                                      597,839          2.4
Hotels, Restaurants & Leisure                              405,936          1.7
Higher Education                                           350,401          1.4
Sewer Utilities                                            273,899          1.1
Water Utilities                                            223,325          0.9
Highways/Railways                                          200,814          0.8
Gas Utilities                                              197,459          0.8
Sales Tax  Revenue                                         153,792          0.6
Education                                                   15,359          0.1
Student Loans                                               10,081          0.0
                                                       ------------------------
Total                                                  $24,574,508        100.0%
                                                       ------------------------

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAXES. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $  24,312,754
                                          =============

Gross unrealized appreciation             $     274,449
Gross unrealized depreciation                   (12,695)
                                          -------------
Net unrealized appreciation               $     261,754
                                          =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)